UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2016

MFS® MULTIMARKET

INCOME TRUST

MMT-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Multimarket Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The goal of the managed distribution policy is to provide shareholders with consistent and predictable cash flows. Such distributions, under certain circumstances, may exceed the fund’s total return performance. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. When total distributions exceed total return performance for the period, the difference reduces the fund’s total assets and net asset value per share and, therefore, could have the effect of increasing the fund’s expense ratio and reducing the amount of assets the fund has available for long term investment. In order to make these distributions, the fund may have to sell portfolio securities at less than opportune times. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

MFS® MULTIMARKET INCOME TRUST

New York Stock Exchange Symbol: MMT

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets have largely recovered after a significant bout of volatility earlier this year. Oil prices have rebounded sharply, and the dollar has weakened against most currencies.

Global economic growth remains sluggish, and almost every major central bank — aside from the U.S. Federal Reserve — is continuing to loosen monetary policy. This should help keep interest rates lower for longer on a global basis.

Even with a weaker dollar, soft global growth continues to negatively impact U.S. exports. In Europe, a crucial referendum on Britain’s continued membership in the European Union is set for June 23. China continues to face headwinds in its shift to a consumer-led economy, which is weighing on its manufacturing sector. Emerging markets have been beneficiaries of the weaker U.S. dollar and firmer commodity prices.

At MFS®, we believe it is best to view markets through a long lens, and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at value

Fixed income sectors (i)
High Yield Corporates	61.7%
Investment Grade Corporates	19.6%
Emerging Markets Bonds	17.3%
Mortgage-Backed Securities	5.2%
U.S. Government Agencies	4.4%
Commercial Mortgage-Backed Securities	2.9%
Asset-Backed Securities	1.8%
Floating Rate Loans	1.5%
Collateralized Debt Obligations	1.1%
Non-U.S. Government Bonds	0.7%
U.S. Treasury Securities	(9.3)%

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Composition including fixed income credit quality (a)(i)
AAA	3.2%
AA	1.3%
A	9.2%
BBB	23.3%
BB	29.0%
B	29.7%
CCC	9.6%
CC	0.3%
C	0.5%
D	0.1%
U.S. Government	3.3%
Federal Agencies	9.6%
Not Rated	(12.2)%
Non-Fixed Income	0.7%
Cash & Cash Equivalents	(19.8)%
Other	12.2%

Portfolio Composition – continued

Portfolio facts (i)
Average Duration (d)	4.9
Average Effective Maturity (m)	7.8 yrs.

Issuer country weightings (i)(x)
United States	66.1%
Mexico	3.9%
Canada	2.8%
United Kingdom	2.7%
China	2.2%
Indonesia	2.1%
Germany	2.0%
Luxembourg	1.8%
France	1.5%
Other Countries	14.9%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

From time to time Cash & Cash Equivalents may be negative due to borrowings for leverage transactions and/or timing of cash receipts.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Richard Hawkins	Lead Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 1988.

William Adams	Below Investment Grade Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Pilar Gomez-Bravo	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013; Managing Director of Imperial Capital from May 2012 to March 2013; Portfolio Manager and Head of Research of Negentropy Capital from June 2011 to April 2012; Co-founder of Marengo Asset Management from June 2010 to April 2011.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2000.

Matthew Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation.

Other Notes – continued

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations, are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 116.3%
Issuer	Shares/Par		Value ($)
Aerospace - 1.0%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		$1,405,000	$1,482,232
Bombardier, Inc., 6.125%, 1/15/2023 (n)		885,000	769,950
Bombardier, Inc., 7.5%, 3/15/2025 (n)		515,000	460,925
CPI International, Inc., 8.75%, 2/15/2018		1,115,000	1,092,700
Lockheed Martin Corp., 3.55%, 1/15/2026		406,000	435,234
TransDigm, Inc., 6%, 7/15/2022		245,000	247,989
TransDigm, Inc., 6.5%, 7/15/2024		700,000	705,250

			$5,194,280
Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	325,000	$371,328

Apparel Manufacturers - 0.3%
Hanesbrands, Inc., 6.375%, 12/15/2020		$845,000	$874,575
PVH Corp., 4.5%, 12/15/2022		720,000	744,300

			$1,618,875
Asset-Backed & Securitized - 5.8%
Atrium CDO Corp., FRN, 1.46%, 11/16/2022 (z)		$2,235,020	$2,220,764
Banc of America Commercial Mortgage, Inc., FRN, 5.74%, 2/10/2051		1,347,342	1,404,519
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.038%, 12/28/2040 (z)		2,014,971	1,463,187
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.582%, 3/15/2028 (n)		1,550,000	1,549,845
Chesapeake Funding LLC, “A”, FRN, 0.888%, 5/07/2024 (z)		365,494	365,379
Citigroup Commercial Mortgage Trust, FRN, 5.899%, 12/10/2049		390,311	34,214
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049		1,400,000	1,422,306
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.888%, 6/15/2039		1,781,000	1,800,731
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)		3,032,886	254,671
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.728%, 7/15/2025 (n)		1,500,000	1,483,110
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.47%, 4/18/2026 (z)		1,750,000	1,724,623
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018 (z)		1,455,817	1,455,673
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/2019 (n)		924,056	922,875

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Falcon Franchise Loan LLC, FRN, 54.063%, 1/05/2025 (i)(z)		$34,624	$8,372
First Union National Bank Commercial Mortgage Trust, FRN, 1.734%, 1/12/2043 (i)(q)(z)		273,705	833
First Union-Lehman Brothers Bank of America, FRN, 1.081%, 11/18/2035 (i)		3,191,327	48,879
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039		1,745,342	1,778,105
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		1,484,000	1,485,220
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/2045		995,393	997,603
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.929%, 6/15/2049		2,000,000	2,048,130
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.147%, 4/17/2045		215,018	214,799
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.929%, 6/15/2049		2,243,253	2,228,941
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.187%, 2/18/2030 (i)		370,412	2,804
Mercedes-Benz Auto Lease Trust, 2015-B, “A2B”, 0.952%, 1/16/2018		1,533,000	1,533,826
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/2049		1,674,000	1,667,522
Morgan Stanley Capital I, Inc., FRN, 1.403%, 4/28/2039 (i)(z)		2,727,744	12,820
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.147%, 2/15/2051		936,161	964,094

			$29,093,845
Automotive - 2.5%
Accuride Corp., 9.5%, 8/01/2018		$1,365,000	$1,163,663
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	250,000	274,411
Delphi Automotive PLC, 4.25%, 1/15/2026		$480,000	508,700
Ford Motor Credit Co. LLC, 1.7%, 5/09/2016		1,000,000	1,000,113
Gates Global LLC, 6%, 7/15/2022 (n)		260,000	226,200
General Motors Financial Co., Inc., 3.45%, 4/10/2022		486,000	487,796
Goodyear Tire & Rubber Co., 6.5%, 3/01/2021		1,070,000	1,126,844
Goodyear Tire & Rubber Co., 7%, 5/15/2022		420,000	453,600
Grupo Antolin Dutch B.V., 5.125%, 6/30/2022 (n)	EUR	120,000	145,939
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/2017 (n)		$600,000	608,462
Hyundai Capital America, 4%, 6/08/2017 (n)		256,000	262,344
Lear Corp., 4.75%, 1/15/2023		730,000	755,550
Lear Corp., 5.25%, 1/15/2025		1,166,000	1,238,875
Schaeffler Finance B.V., 6.875%, 8/15/2018 (n)(p)		255,000	262,650
Schaeffler Finance B.V., 3.25%, 5/15/2019	EUR	470,000	544,901
Schaeffler Finance B.V., 4.75%, 5/15/2021 (n)		$565,000	580,538
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (n)(p)		305,000	317,963

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Automotive - continued
Toyota Motor Credit Corp., 1%, 3/09/2021	EUR	320,000	$377,746
Volkswagen International Finance N.V., 3.875% to 9/04/2018, FRN to 9/29/2049	EUR	400,000	456,447
Volkswagen International Finance N.V., FRN, 2.5%, 12/29/2049	EUR	230,000	233,075
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)		$1,335,000	1,366,680
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		310,000	314,263

			$12,706,760
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/2020		$363,000	$408,372

Broadcasting - 2.1%
Activision Blizzard, Inc., 6.125%, 9/15/2023 (n)		$1,485,000	$1,616,794
AMC Networks, Inc., 5%, 4/01/2024		430,000	430,538
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022		245,000	237,650
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/2020		420,000	389,290
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022		945,000	949,725
Discovery Communications, Inc., 1.9%, 3/19/2027	EUR	700,000	700,351
Grupo Televisa S.A.B., 6.125%, 1/31/2046		$284,000	307,004
iHeartMedia, Inc., 9%, 3/01/2021		1,091,000	771,883
Liberty Media Corp., 8.5%, 7/15/2029		1,280,000	1,334,400
Liberty Media Corp., 8.25%, 2/01/2030		50,000	51,875
Netflix, Inc., 5.375%, 2/01/2021		945,000	999,338
Netflix, Inc., 5.875%, 2/15/2025		370,000	387,760
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020		900,000	942,750
Omnicom Group, Inc., 3.6%, 4/15/2026		444,000	462,268
Omnicom Group, Inc., 3.65%, 11/01/2024		154,000	162,819
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	485,000	585,497

			$10,329,942
Brokerage & Asset Managers - 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$274,000	$282,217
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		450,000	466,532

			$748,749
Building - 2.6%
Allegion PLC, 5.875%, 9/15/2023		$473,000	$501,380
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		1,295,000	1,353,275
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		780,000	828,750
Building Materials Corp. of America, 5.375%, 11/15/2024 (n)		890,000	927,825
Building Materials Corp. of America, 6%, 10/15/2025 (n)		495,000	533,363
CEMEX S.A.B. de C.V., 6.5%, 12/10/2019 (n)		405,000	426,769
CEMEX S.A.B. de C.V., 7.25%, 1/15/2021 (n)		306,000	326,655
Cimpor Financial Operations B.V., 5.75%, 7/17/2024 (n)		284,000	215,471

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - continued
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		$210,000	$207,900
Gibraltar Industries, Inc., 6.25%, 2/01/2021		1,150,000	1,167,250
HD Supply, Inc, 5.75%, 4/15/2024 (n)		285,000	298,894
HD Supply, Inc., 7.5%, 7/15/2020		990,000	1,050,638
Headwaters, Inc., 7.25%, 1/15/2019		670,000	690,100
Masco Corp., 4.375%, 4/01/2026		540,000	556,200
Masco Corp., 4.45%, 4/01/2025		170,000	177,439
Mohawk Industries, Inc., 2%, 1/14/2022	EUR	525,000	612,906
Mohawk Industries, Inc., 3.85%, 2/01/2023		$653,000	674,379
Owens Corning, Inc., 4.2%, 12/15/2022		184,000	189,300
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		975,000	867,750
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		970,000	977,275
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		270,000	277,425

			$12,860,944
Business Services - 2.0%
Cisco Systems, Inc., 2.2%, 2/28/2021		$530,000	$540,828
Equinix, Inc., 4.875%, 4/01/2020		855,000	890,055
Equinix, Inc., 5.375%, 1/01/2022		290,000	303,050
Equinix, Inc., 5.375%, 4/01/2023		1,065,000	1,112,925
Equinix, Inc., 5.75%, 1/01/2025		315,000	329,578
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		664,000	678,415
Fidelity National Information Services, Inc., 5%, 10/15/2025		208,000	229,653
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)		465,000	491,738
Iron Mountain, Inc., REIT, 6%, 8/15/2023		1,330,000	1,413,125
MSCI, Inc., 5.75%, 8/15/2025 (n)		595,000	632,931
NeuStar, Inc., 4.5%, 1/15/2023		1,050,000	861,000
Tencent Holdings Ltd., 3.375%, 3/05/2018 (n)		664,000	681,278
Tencent Holdings Ltd., 3.375%, 5/02/2019 (n)		965,000	998,034
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)		734,000	758,375

			$9,920,985
Cable TV - 5.3%
Altice Financing S.A., 6.5%, 1/15/2022 (n)		$1,477,000	$1,491,770
Altice Financing S.A., 6.625%, 2/15/2023 (n)		1,525,000	1,507,920
Altice Finco S.A., 8.125%, 1/15/2024 (n)		719,000	701,025
CCO Holdings LLC, 5.25%, 9/30/2022		500,000	516,250
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/2020		390,000	404,430
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/2021		1,015,000	1,050,322
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		730,000	744,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		$1,060,000	$1,111,675
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		305,000	312,244
CCO Safari II LLC, 6.384%, 10/23/2035 (n)		1,005,000	1,160,067
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		970,000	993,067
Comcast Corp., 2.75%, 3/01/2023		1,365,000	1,410,767
Comcast Corp., 4.65%, 7/15/2042		700,000	789,944
DISH DBS Corp., 6.75%, 6/01/2021		890,000	916,887
DISH DBS Corp., 5%, 3/15/2023		1,010,000	924,150
DISH DBS Corp., 5.875%, 11/15/2024		360,000	337,860
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019		510,000	418,200
Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022		1,610,000	1,042,475
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		1,225,000	774,047
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		270,000	279,450
Intelsat Luxembourg S.A., 8.125%, 6/01/2023		820,000	268,550
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	680,000	853,772
Lynx I Corp., 5.375%, 4/15/2021 (n)		$468,000	489,060
Lynx II Corp., 6.375%, 4/15/2023 (n)		675,000	695,250
Neptune Finco Corp., 10.875%, 10/15/2025 (n)		605,000	673,063
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	417,000	368,281
SIRIUS XM Radio, Inc., 4.25%, 5/15/2020 (n)		$290,000	295,438
SIRIUS XM Radio, Inc., 5.875%, 10/01/2020 (n)		125,000	129,688
SIRIUS XM Radio, Inc., 5.75%, 8/01/2021 (n)		195,000	204,506
SIRIUS XM Radio, Inc., 4.625%, 5/15/2023 (n)		540,000	534,600
SIRIUS XM Radio, Inc., 6%, 7/15/2024 (n)		560,000	590,856
SIRIUS XM Radio, Inc., 5.375%, 4/15/2025 (n)		650,000	664,625
Sky PLC, 2.5%, 9/15/2026	EUR	400,000	477,802
Time Warner Cable, Inc., 5.75%, 6/02/2031	GBP	250,000	395,423
Time Warner Cable, Inc., 4.5%, 9/15/2042		$210,000	196,727
Unitymedia Hessen, 5.5%, 1/15/2023 (n)		950,000	984,438
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		700,000	721,000
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		710,000	712,045
VTR Finance B.V., 6.875%, 1/15/2024 (n)		207,000	206,741
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		450,000	445,500

			$26,794,515
Chemicals - 1.8%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)		$384,000	$362,880
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/2021 (n)		810,000	856,575
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		595,000	651,525
Hexion U.S. Finance Corp., 6.625%, 4/15/2020		395,000	330,813

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Chemicals - continued
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/2018		$565,000	$437,875
Huntsman International LLC, 5.125%, 4/15/2021	EUR	335,000	394,916
INEOS Group Holdings S.A., 6.125%, 8/15/2018 (n)		$630,000	637,875
LyondellBasell Industries N.V., 5.75%, 4/15/2024		487,000	567,966
LyondellBasell Industries N.V., 4.625%, 2/26/2055		386,000	359,744
Momentive Performance Materials, Inc., 3.88%, 10/24/2021		485,000	371,025
SPCM S.A., 2.875%, 6/15/2023 (n)	EUR	102,000	113,583
The Chemours Co., 6.625%, 5/15/2023 (n)		$775,000	678,125
Tronox Finance LLC, 6.375%, 8/15/2020		1,500,000	1,275,938
Tronox Finance LLC, 7.5%, 3/15/2022 (n)		805,000	668,150
W.R. Grace & Co., 5.125%, 10/01/2021 (n)		1,035,000	1,083,645

			$8,790,635
Computer Software - 0.4%
Oracle Corp., 3.4%, 7/08/2024		$483,000	$513,797
Syniverse Holdings, Inc., 9.125%, 1/15/2019		436,000	215,820
VeriSign, Inc., 4.625%, 5/01/2023		1,320,000	1,356,300

			$2,085,917
Computer Software - Systems - 0.7%
Apple, Inc., 3.05%, 7/31/2029	GBP	450,000	$667,967
CDW LLC/CDW Finance Corp., 6%, 8/15/2022		$485,000	519,256
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		425,000	447,313
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,115,000	1,134,513
Western Digital Corp., 10.5%, 4/01/2024 (n)		805,000	782,863

			$3,551,912
Conglomerates - 1.8%
Accudyne Industries Borrower S.C.A., 7.75%, 12/15/2020 (n)		$690,000	$567,525
Amsted Industries Co., 5%, 3/15/2022 (n)		1,510,000	1,506,225
BC Mountain LLC, 7%, 2/01/2021 (n)		1,170,000	1,053,000
DH Europe Finance S.A., 1%, 7/08/2019	EUR	420,000	493,170
EnerSys, 5%, 4/30/2023 (n)		$1,295,000	1,288,525
Enpro Industries, Inc., 5.875%, 9/15/2022		1,315,000	1,370,888
Entegris, Inc., 6%, 4/01/2022 (n)		1,275,000	1,313,250
General Electric Co., 1.25%, 5/26/2023	EUR	175,000	207,602
Renaissance Acquisition, 6.875%, 8/15/2021 (n)		$1,300,000	1,111,500

			$8,911,685
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$590,000	$141,600
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		914,000	210,220

			$351,820

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Products - 1.2%
Alphabet Holding Co., Inc., 7.75%, 11/01/2017		$265,000	$268,180
Elizabeth Arden, Inc., 7.375%, 3/15/2021		380,000	262,200
International Flavors & Fragrances, Inc., 1.75%, 3/14/2024	EUR	350,000	412,887
NBTY, Inc., 7.625%, 5/15/2021 (n)		$740,000	756,650
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		165,000	180,820
Newell Rubbermaid, Inc., 3.85%, 4/01/2023		433,000	452,752
Newell Rubbermaid, Inc., 4%, 12/01/2024		450,000	462,985
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)		845,000	864,013
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		500,000	525,865
Spectrum Brands, Inc., 6.375%, 11/15/2020		765,000	807,282
Spectrum Brands, Inc., 6.125%, 12/15/2024		165,000	176,344
Spectrum Brands, Inc., 5.75%, 7/15/2025		430,000	456,080
Sun Products Corp., 7.75%, 3/15/2021 (n)		365,000	344,013

			$5,970,071
Consumer Services - 2.0%
ADT Corp., 6.25%, 10/15/2021		$1,525,000	$1,577,643
ADT Corp., 4.125%, 6/15/2023		370,000	344,100
CEB, Inc., 5.625%, 6/15/2023 (n)		750,000	751,875
Garda World Security Corp., 7.25%, 11/15/2021 (n)		470,000	379,525
Garda World Security Corp., 7.25%, 11/15/2021 (n)		755,000	609,663
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		700,000	698,250
Interval Acquisition Corp., 5.625%, 4/15/2023 (n)		1,635,000	1,667,700
Monitronics International, Inc., 9.125%, 4/01/2020		1,495,000	1,274,488
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	170,000	203,123
Priceline Group, Inc., 3.65%, 3/15/2025		$314,000	321,537
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	300,000	319,701
Service Corp. International, 5.375%, 5/15/2024		$1,134,000	1,207,710
Visa, Inc., 4.15%, 12/14/2035		599,000	651,647

			$10,006,962
Containers - 3.2%
Ardagh Packaging Finance Holdings USA, 4.625%, 5/15/2023 (z)		$200,000	$200,000
Ardagh Packaging Finance Holdings USA, 7.25%, 5/15/2024 (z)		205,000	205,000
Ardagh Packaging Finance PLC, 9.125%, 10/15/2020 (n)		2,200,000	2,312,750
Ball Corp., 5%, 3/15/2022		1,303,000	1,365,023
Ball Corp., 5.25%, 7/01/2025		330,000	347,120
Berry Plastics Group, Inc., 5.5%, 5/15/2022		1,155,000	1,191,816
Berry Plastics Group, Inc., 6%, 10/15/2022 (n)		350,000	365,750
Crown American LLC, 4.5%, 1/15/2023		1,147,000	1,169,940
Crown European Holdings S.A., 3.375%, 5/15/2025 (z)	EUR	650,000	748,935
Multi-Color Corp., 6.125%, 12/01/2022 (n)		$1,240,000	1,267,900
Mustang Merger Corp., 8.5%, 8/15/2021 (n)		15,000	15,675

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Containers - continued
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)		$1,013,000	$1,028,195
Reynolds Group, 9.875%, 8/15/2019		151,000	156,096
Reynolds Group, 5.75%, 10/15/2020		600,000	622,500
Reynolds Group, 8.25%, 2/15/2021		1,560,000	1,614,600
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,110,000	1,155,788
Sealed Air Corp., 4.5%, 9/15/2023 (n)	EUR	450,000	550,816
Sealed Air Corp., 5.125%, 12/01/2024 (n)		$370,000	387,575
Signode Industrial Group, 6.375%, 5/01/2022 (n)		1,465,000	1,428,375

			$16,133,854
Electrical Equipment - 0.0%
Avaya, Inc., 10.5%, 3/01/2021 (n)		$405,000	$87,075

Electronics - 1.3%
Advanced Micro Devices, Inc., 6.75%, 3/01/2019		$605,000	$509,713
Advanced Micro Devices, Inc., 7%, 7/01/2024		460,000	346,150
Flextronics International Ltd., 4.625%, 2/15/2020		174,000	181,633
Micron Technology, Inc., 5.875%, 2/15/2022		980,000	864,850
Micron Technology, Inc., 5.5%, 2/01/2025		495,000	400,950
NXP B.V., 5.75%, 2/15/2021 (n)		480,000	502,800
NXP B.V., 5.75%, 3/15/2023 (n)		1,070,000	1,131,525
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		645,000	674,025
Sensata Technologies B.V., 5%, 10/01/2025 (n)		445,000	447,225
Tyco Electronics Group S.A., 6.55%, 10/01/2017		700,000	748,798
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	550,000	627,954

			$6,435,623
Emerging Market Quasi-Sovereign - 4.4%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		$201,000	$213,060
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	936,540
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)		1,242,000	1,340,134
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		391,000	393,779
Comision Federal de Electricidad, 4.875%, 1/15/2024 (n)		517,000	537,680
Comision Federal de Electricidad, 4.875%, 1/15/2024		465,000	483,600
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)		915,000	901,275
Comision Federal de Electricidad, 6.125%, 6/16/2045 (n)		900,000	913,500
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		268,000	280,730
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		296,000	303,491
Gaz Capital S.A., 4.95%, 2/06/2028 (n)		492,000	464,881
Majapahit Holding B.V., 7.25%, 6/28/2017 (n)		1,029,000	1,088,270
Majapahit Holding B.V., 8%, 8/07/2019 (n)		1,197,000	1,363,982
Majapahit Holding B.V., 7.75%, 1/20/2020 (n)		1,045,000	1,196,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Office Cherifien des Phosphates, 4.5%, 10/22/2025 (n)		$371,000	$359,870
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		373,000	388,386
Pemex Project Funding Master Trust, 5.75%, 3/01/2018		671,000	703,396
Pertamina PT, 5.25%, 5/23/2021 (n)		511,000	537,142
Pertamina PT, 4.875%, 5/03/2022 (n)		540,000	556,596
Pertamina PT, 4.3%, 5/20/2023 (n)		323,000	320,688
Petroleos Mexicanos, 5.5%, 1/21/2021		1,199,000	1,258,950
Petroleos Mexicanos, 6.875%, 8/04/2026 (n)		205,000	226,218
Petroleos Mexicanos, 5.5%, 6/27/2044		254,000	223,520
Petroleos Mexicanos, 5.625%, 1/23/2046		213,000	189,636
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/2019 (n)		476,000	496,468
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/2022		353,708	331,425
PT Pelabuhan Indonesia III, 4.875%, 10/01/2024 (n)		200,000	204,500
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/2024 (n)		438,000	452,146
PT Perusahaan Listrik Negara, 5.5%, 11/22/2021 (n)		752,000	808,400
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)		666,000	656,558
Sinopec Capital (2013) Ltd., 4.25%, 4/24/2043 (n)		548,000	538,821
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)		544,000	569,238
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		2,263,000	2,446,941
Three Gorges Finance I (Cayman Islands) Ltd., 3.7%, 6/10/2025 (n)		204,000	214,140

			$21,900,486
Emerging Market Sovereign - 6.9%
Dominican Republic, 7.5%, 5/06/2021 (n)		$879,000	$962,505
Dominican Republic, 6.6%, 1/28/2024 (n)		188,000	201,160
Dominican Republic, 5.875%, 4/18/2024 (n)		206,000	212,180
Dominican Republic, 5.5%, 1/27/2025 (n)		211,000	211,000
Oriental Republic of Uruguay, 4.5%, 8/14/2024		213,714	226,804
Oriental Republic of Uruguay, 4.375%, 10/27/2027		377,731	388,591
Republic of Argentina, 6.875%, 4/22/2021 (z)		1,489,000	1,533,670
Republic of Argentina, 7.5%, 4/22/2026 (n)		600,000	609,000
Republic of Chile, 3.125%, 1/21/2026		201,000	207,030
Republic of Colombia, 8.125%, 5/21/2024		679,000	856,559
Republic of Colombia, 6.125%, 1/18/2041		435,000	466,538
Republic of Croatia, 5.5%, 4/04/2023 (n)		1,362,000	1,443,720
Republic of Hungary, 5.375%, 2/21/2023		674,000	742,701
Republic of Indonesia, 6.875%, 1/17/2018		838,000	907,178
Republic of Indonesia, 11.625%, 3/04/2019		733,000	919,049
Republic of Indonesia, 4.875%, 5/05/2021 (n)		336,000	364,103
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	375,000	444,852

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Indonesia, 3.375%, 4/15/2023 (n)		$517,000	$511,876
Republic of Indonesia, 5.875%, 1/15/2024 (n)		225,000	256,042
Republic of Indonesia, 4.125%, 1/15/2025 (n)		339,000	345,626
Republic of Kazakhstan, 3.875%, 10/14/2024 (n)		427,000	416,880
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)		983,000	1,039,277
Republic of Kazakhstan, 4.875%, 10/14/2044 (n)		207,000	187,604
Republic of Lithuania, 6.125%, 3/09/2021 (n)		499,000	578,740
Republic of Lithuania, 6.625%, 2/01/2022 (n)		1,425,000	1,720,688
Republic of Panama, 3.75%, 3/16/2025		231,000	237,930
Republic of Panama, 8.875%, 9/30/2027		1,273,000	1,829,938
Republic of Panama, 9.375%, 4/01/2029		873,000	1,307,318
Republic of Paraguay, 4.625%, 1/25/2023 (n)		212,000	216,770
Republic of Peru, 7.35%, 7/21/2025		544,000	728,144
Republic of Peru, 8.75%, 11/21/2033		629,000	954,508
Republic of Peru, 5.625%, 11/18/2050		217,000	251,178
Republic of Poland, 5%, 3/23/2022		609,000	681,319
Republic of Romania, 6.75%, 2/07/2022 (n)		1,074,000	1,271,348
Republic of Romania, 4.375%, 8/22/2023 (n)		486,000	516,419
Republic of Romania, 4.875%, 1/22/2024 (n)		328,000	358,750
Republic of Turkey, 7%, 3/11/2019		790,000	877,620
Republic of Turkey, 5.625%, 3/30/2021		670,000	726,573
Republic of Turkey, 6.25%, 9/26/2022		646,000	724,328
Republic of Venezuela, 7.65%, 4/21/2025		673,000	244,804
Russian Federation, 4.875%, 9/16/2023 (n)		800,000	851,496
Russian Federation, 7.5%, 3/31/2030		290,410	354,052
Russian Federation, 5.625%, 4/04/2042 (n)		600,000	631,061
Socialist Republic of Vietnam, 6.75%, 1/29/2020		273,000	303,789
Socialist Republic of Vietnam, 4.8%, 11/19/2024 (n)		300,000	307,075
United Mexican States, 3.625%, 3/15/2022		1,710,000	1,768,140
United Mexican States, 4%, 10/02/2023		1,364,000	1,428,790
United Mexican States, 8.5%, 5/31/2029	MXN	29,290,000	2,061,481
United Mexican States, 5.75%, 10/12/2110		$408,000	420,240

			$34,806,444
Energy - Independent - 2.6%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(n)		$335,000	$838
Afren PLC, 15%, 4/25/2016 (a)(d)(p)		388,334	108,811
Afren PLC, 10.25%, 4/08/2019 (a)(d)(n)		219,000	548
Baytex Energy Corp., 5.625%, 6/01/2024 (n)		540,000	410,400
Bonanza Creek Energy, Inc., 6.75%, 4/15/2021		795,000	312,038
Bonanza Creek Energy, Inc., 5.75%, 2/01/2023		230,000	85,100
Chaparral Energy, Inc., 7.625%, 11/15/2022 (d)		1,420,000	426,000
Chesapeake Energy Corp., 5.75%, 3/15/2023		1,005,000	562,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Energy - Independent - continued
Concho Resources, Inc., 5.5%, 4/01/2023		$1,384,000	$1,394,380
EP Energy LLC, 9.375%, 5/01/2020		560,000	365,053
EP Energy LLC, 7.75%, 9/01/2022		2,590,000	1,502,200
Halcon Resources Corp., 8.875%, 5/15/2021		835,000	179,525
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/2020 (a)(d)		150,000	15,000
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/2021		632,000	53,720
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/2021		605,000	52,938
Northern Blizzard Resources, Inc., 7.25%, 2/01/2022 (n)		409,000	357,875
Oasis Petroleum, Inc., 6.875%, 3/15/2022		1,115,000	995,138
QEP Resources, Inc., 5.25%, 5/01/2023		1,750,000	1,645,000
Range Resources Corp., 4.875%, 5/15/2025		460,000	426,075
RSP Permian, Inc., 6.625%, 10/01/2022		970,000	1,001,525
Sanchez Energy Corp., 6.125%, 1/15/2023		1,290,000	964,275
SM Energy Co., 6.5%, 11/15/2021		1,315,000	1,222,950
SM Energy Co., 6.125%, 11/15/2022		585,000	529,425
WPX Energy, Inc., 6%, 1/15/2022		740,000	666,000

			$13,277,614
Energy - Integrated - 0.4%
Cenovus Energy, Inc., 6.75%, 11/15/2039		$260,000	$252,487
Listrindo Capital B.V., 6.95%, 2/21/2019 (n)		239,000	248,261
LUKOIL International Finance B.V., 4.563%, 4/24/2023 (n)		698,000	678,714
Pacific Exploration and Production Corp., 7.25%, 12/12/2021 (n)		1,145,000	171,750
Pacific Exploration and Production Corp., 5.125%, 3/28/2023 (n)		419,000	61,803
Pacific Exploration and Production Corp., 5.625%, 1/19/2025 (n)		272,000	40,800
TOTAL S.A., 2.625% to 2/26/2025, FRN to 12/29/2049	EUR	300,000	318,610

			$1,772,425
Entertainment - 1.4%
Carmike Cinemas, Inc., 6%, 6/15/2023 (n)		$460,000	$486,450
Carnival Corp., 1.875%, 11/07/2022	EUR	550,000	650,003
Cedar Fair LP, 5.25%, 3/15/2021		$1,130,000	1,178,048
Cedar Fair LP, 5.375%, 6/01/2024		415,000	433,156
Cinemark USA, Inc., 5.125%, 12/15/2022		1,045,000	1,081,575
Cinemark USA, Inc., 4.875%, 6/01/2023		780,000	774,236
NCL Corp. Ltd., 5.25%, 11/15/2019 (n)		790,000	811,725
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)		1,325,000	1,371,375

			$6,786,568
Financial Institutions - 3.6%
Aercap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$156,000
Aircastle Ltd., 4.625%, 12/15/2018		790,000	817,650
Aircastle Ltd., 5.125%, 3/15/2021		550,000	581,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Financial Institutions - continued
Aircastle Ltd., 5.5%, 2/15/2022		$665,000	$707,394
CIT Group, Inc., 5.25%, 3/15/2018		1,115,000	1,149,844
CIT Group, Inc., 6.625%, 4/01/2018 (n)		1,447,000	1,524,776
CIT Group, Inc., 5.5%, 2/15/2019 (n)		1,269,000	1,329,278
CIT Group, Inc., 5%, 8/15/2022		365,000	382,338
Credit Acceptance Corp., 6.125%, 2/15/2021		106,000	100,965
Credit Acceptance Corp., 7.375%, 3/15/2023		955,000	904,863
Icahn Enterprises LP, 6%, 8/01/2020		1,060,000	1,057,456
Icahn Enterprises LP, 5.875%, 2/01/2022		1,405,000	1,340,019
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		337,000	369,689
Lincoln Finance Ltd., 7.375%, 4/15/2021 (n)		650,000	691,438
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018		785,000	765,375
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020		1,560,000	1,497,600
Navient Corp., 8%, 3/25/2020		1,815,000	1,905,750
Navient Corp., 5.875%, 3/25/2021		395,000	373,275
Navient Corp., 7.25%, 1/25/2022		1,225,000	1,206,625
Navient Corp., 6.125%, 3/25/2024		455,000	407,453
PHH Corp., 6.375%, 8/15/2021		925,000	800,125

			$18,069,538
Food & Beverages - 2.4%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	325,000	$359,525
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$631,000	657,623
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		826,000	903,341
Coca-Cola Co., 0.75%, 3/09/2023	EUR	325,000	373,793
Coca-Cola Co., 1.125%, 3/09/2027	EUR	250,000	283,657
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	325,000	353,280
Constellation Brands, Inc., 4.25%, 5/01/2023		$294,000	307,230
Darling Ingredients, Inc., 5.375%, 1/15/2022		1,035,000	1,078,988
Gruma S.A.B. de C.V., 4.875%, 12/01/2024 (n)		202,000	216,079
J.M. Smucker Co., 2.5%, 3/15/2020		121,000	123,556
J.M. Smucker Co., 4.375%, 3/15/2045		130,000	135,977
JB Y Co. S.A. de C.V., 3.75%, 5/13/2025 (n)		150,000	151,845
JBS Investments GmbH, 7.75%, 10/28/2020 (n)		201,000	206,528
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		230,000	213,900
Kraft Foods Group, Inc., 2.25%, 6/05/2017		700,000	707,032
Kraft Heinz Co., 5%, 7/15/2035 (n)		173,000	193,039
Kraft Heinz Foods Co., 3.5%, 7/15/2022 (n)		340,000	358,803
Mead Johnson Nutrition Co., 3%, 11/15/2020		441,000	456,475
Minerva Luxembourg S.A., 7.75%, 1/31/2023 (n)		204,000	207,315
PepsiCo, Inc., 2.15%, 10/14/2020		1,336,000	1,373,192
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024 (n)		525,000	555,188

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - continued
SABMiller Holdings, Inc., 1.875%, 1/20/2020	EUR	100,000	$121,567
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)		$221,000	236,111
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)		1,440,000	1,501,200
SYSCO Corp., 2.5%, 7/15/2021		194,000	196,360
Tyson Foods, Inc., 5.15%, 8/15/2044		156,000	178,534
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		239,000	247,062
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		124,000	130,285

			$11,827,485
Food & Drug Stores - 0.3%
CVS Health Corp., 3.375%, 8/12/2024		$354,000	$372,006
CVS Health Corp., 4.875%, 7/20/2035		202,000	226,433
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		580,000	599,695
Walgreens Boots Alliance, Inc., 2.875%, 11/20/2020	GBP	200,000	295,739

			$1,493,873
Forest & Paper Products - 0.3%
Appvion, Inc., 9%, 6/01/2020 (n)		$795,000	$391,538
Smurfit Kappa Acquisitions, 2.75%, 2/01/2025 (z)	EUR	525,000	598,146
Tembec Industries, Inc., 9%, 12/15/2019 (n)		$480,000	345,600

			$1,335,284
Gaming & Lodging - 2.0%
Boyd Gaming Corp., 6.375%, 4/01/2026 (n)		$305,000	$311,863
CCM Merger, Inc., 9.125%, 5/01/2019 (n)		935,000	974,738
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		895,000	931,919
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		160,000	166,800
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)		950,000	983,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021		1,125,000	1,171,744
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020		280,000	294,350
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		960,000	1,000,800
MGM Resorts International, 6.625%, 12/15/2021		1,105,000	1,176,825
MGM Resorts International, 6%, 3/15/2023		1,000,000	1,038,750
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,030,000	1,063,475
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		325,000	333,938
Wyndham Worldwide Corp., 2.5%, 3/01/2018		650,000	650,640
Wyndham Worldwide Corp., 5.625%, 3/01/2021		132,000	143,994

			$10,243,086
Industrial - 0.7%
Anixter, Inc., 5.125%, 10/01/2021		$970,000	$979,700
Dematic S.A., 7.75%, 12/15/2020 (n)		1,395,000	1,377,563
Howard Hughes Corp., 6.875%, 10/01/2021 (n)		1,260,000	1,275,750

			$3,633,013

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - 1.0%
AIG SunAmerica Global Financing X, 6.9%, 3/15/2032 (n)		$484,000	$615,569
Allianz SE, 2.241%, 7/07/2045	EUR	400,000	437,704
American International Group, Inc., 3.75%, 7/10/2025		$642,000	650,555
Aviva PLC, 4.5%, 5/10/2021	CAD	275,000	221,997
Aviva PLC, 3.375%, 12/04/2045	EUR	400,000	416,802
CNP Assurances S.A., 6% to 9/14/2020, FRN to 9/14/2040	EUR	400,000	515,226
Delta Lloyd N.V., FRN, 9%, 8/29/2042	EUR	450,000	608,022
Old Mutual PLC, 7.875%, 11/03/2025	GBP	350,000	516,854
Unum Group, 7.125%, 9/30/2016		$829,000	848,747
Unum Group, 4%, 3/15/2024		259,000	260,689

			$5,092,165
Insurance - Health - 0.4%
Centene Escrow Corp., 5.625%, 2/15/2021 (n)		$460,000	$484,150
Centene Escrow Corp., 6.125%, 2/15/2024 (n)		460,000	485,300
UnitedHealth Group, Inc., 2.7%, 7/15/2020		834,000	869,067

			$1,838,517
Insurance - Property & Casualty - 1.0%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$359,000	$370,282
Berkshire Hathaway, Inc., 0.5%, 3/13/2020	EUR	300,000	345,969
Berkshire Hathaway, Inc., 2.15%, 3/15/2028	EUR	360,000	432,059
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	325,000	343,600
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		$144,000	147,352
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		336,000	348,138
CNA Financial Corp., 5.875%, 8/15/2020		700,000	783,910
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		567,000	594,071
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	120,000	137,250
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)		$300,000	288,728
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		330,000	336,056
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		315,000	322,787
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	300,000	476,039

			$4,926,241
International Market Quasi-Sovereign - 0.1%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 1/29/2049	EUR	300,000	$345,124

International Market Sovereign - 0.2%
Government of Japan, 2.1%, 9/20/2024	JPY	11,350,000	$126,855
Government of Japan, 0.3%, 12/20/2025	JPY	25,450,000	248,303
Government of Japan, 2.4%, 3/20/2037	JPY	19,200,000	256,414
Republic of Iceland, 4.875%, 6/16/2016 (n)		$553,000	554,389

			$1,185,961

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Internet - 0.4%
Baidu, Inc., 4.125%, 6/30/2025		$240,000	$251,697
Baidu, Inc., 3.25%, 8/06/2018		1,316,000	1,348,374
Baidu, Inc., 3.5%, 11/28/2022		475,000	484,142

			$2,084,213
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/2020	CAD	302,000	$239,010
Province of Manitoba, 4.15%, 6/03/2020	CAD	266,000	234,980

			$473,990
Machinery & Tools - 0.9%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$1,125,000	$1,170,000
CNH Industrial Capital LLC, 4.375%, 11/06/2020		1,115,000	1,108,031
H&E Equipment Services Co., 7%, 9/01/2022		1,065,000	1,075,650
Jurassic Holdings III, Inc., 6.875%, 2/15/2021 (n)		745,000	501,013
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (n)		745,000	435,825

			$4,290,519
Major Banks - 3.3%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/2022	EUR	250,000	$361,932
Bank of America Corp., 2.625%, 4/19/2021		$563,000	566,755
Bank of America Corp., 6.3% to 3/10/2016, FRN to 12/29/2049		410,000	429,475
Bank of America Corp., 5.2% to 6/01/2023, FRN to 12/31/2049		549,000	510,570
Bank of America Corp., FRN, 6.1%, 12/29/2049		3,147,000	3,148,967
Barclays Bank PLC, 6%, 1/14/2021	EUR	300,000	390,976
Barclays Bank PLC, 7.625%, 11/21/2022		$270,000	294,300
Barclays Bank PLC, 6.75% to 1/16/2018, FRN to 1/16/2023	GBP	200,000	306,107
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	200,000	363,720
Credit Agricole S.A., 7.875% to 10/26/2019, FRN to 10/29/2049	EUR	350,000	464,931
Goldman Sachs Group, Inc., 7.5%, 2/15/2019		$1,200,000	1,377,322
Huntington National Bank, 2.4%, 4/01/2020		320,000	318,414
JPMorgan Chase & Co., 3.25%, 9/23/2022		765,000	794,365
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049		486,000	537,686
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049		1,515,000	1,549,239
Morgan Stanley, 6.625%, 4/01/2018		1,000,000	1,090,876
Morgan Stanley, 1.75%, 3/11/2024	EUR	180,000	208,335
Morgan Stanley, 3.95%, 4/23/2027		$423,000	422,381
Nationwide Building Society, 1.25%, 3/03/2025	EUR	380,000	423,586
PNC Bank N.A., 2.6%, 7/21/2020		$467,000	479,821
Regions Financial Corp., 2%, 5/15/2018		421,000	420,427
Royal Bank of Scotland Group PLC, 5.5%, 3/23/2020	EUR	300,000	406,732
Royal Bank of Scotland Group PLC, 3.625% to 3/25/2019, FRN to 3/25/2024	EUR	500,000	560,182

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049		$1,190,000	$1,109,675

			$16,536,774
Medical & Health Technology & Services - 3.9%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$142,000	$151,162
Becton, Dickinson and Co., 4.685%, 12/15/2044		270,000	298,708
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022		1,855,000	1,678,775
Davita Healthcare Partners, Inc., 5%, 5/01/2025		1,175,000	1,175,000
Davita, Inc., 5.125%, 7/15/2024		780,000	793,822
Fresenius US Finance II, Inc., 4.25%, 2/01/2021 (n)		84,000	87,150
HCA, Inc. , 5.25%, 6/15/2026		417,000	433,159
HCA, Inc., 4.25%, 10/15/2019		785,000	816,400
HCA, Inc., 7.5%, 2/15/2022		980,000	1,109,850
HCA, Inc., 5.875%, 3/15/2022		890,000	972,325
HCA, Inc., 5%, 3/15/2024		690,000	714,150
HCA, Inc., 5.375%, 2/01/2025		1,525,000	1,559,313
HCA, Inc., 5.875%, 2/15/2026		505,000	523,938
HealthSouth Corp., 5.125%, 3/15/2023		1,020,000	1,022,550
HealthSouth Corp., 5.75%, 11/01/2024		860,000	887,950
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		364,000	371,036
LifePoint Hospitals, Inc., 5.5%, 12/01/2021		605,000	629,200
Quorum Health Corp., 11.625%, 4/15/2023 (n)		725,000	710,500
Tenet Healthcare Corp., 8%, 8/01/2020		2,135,000	2,199,050
Tenet Healthcare Corp., 4.5%, 4/01/2021		755,000	764,438
Tenet Healthcare Corp., 8.125%, 4/01/2022		665,000	689,938
Tenet Healthcare Corp., 6.75%, 6/15/2023		655,000	646,813
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		367,000	371,959
Universal Health Services, Inc., 7.625%, 8/15/2020		1,010,000	943,138

			$19,550,324
Medical Equipment - 0.8%
Alere, Inc., 6.375%, 7/01/2023 (n)		$663,000	$676,260
DJO Finco, Inc., 8.125%, 6/15/2021 (n)		835,000	730,625
Hologic, Inc., 5.25%, 7/15/2022 (n)		1,000,000	1,047,500
Medtronic, Inc., 3.5%, 3/15/2025		437,000	468,719
Teleflex, Inc., 5.25%, 6/15/2024		955,000	993,200
Zimmer Holdings, Inc., 4.25%, 8/15/2035		274,000	274,165

			$4,190,469
Metals & Mining - 3.1%
Barrick North America Finance LLC, 5.75%, 5/01/2043		$684,000	$709,672
Cameco Corp., 5.67%, 9/02/2019	CAD	420,000	363,589
Century Aluminum Co., 7.5%, 6/01/2021 (n)		$775,000	713,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Metals & Mining - continued
Commercial Metals Co., 4.875%, 5/15/2023		$828,000	$753,480
Consol Energy, Inc., 5.875%, 4/15/2022		1,010,000	840,825
Consol Energy, Inc., 8%, 4/01/2023		770,000	656,425
Constellium N.V., 7.875%, 4/01/2021 (n)		435,000	448,050
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)		1,191,000	1,012,350
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (n)		810,000	635,850
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023		545,000	456,438
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/2023		483,000	434,700
Freeport-McMoRan, Inc., 5.45%, 3/15/2043		380,000	285,000
Glencore Finance (Europe) S.A., 6.5%, 2/27/2019	GBP	150,000	232,268
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	400,000	416,340
GrafTech International Co., 6.375%, 11/15/2020		$940,000	627,450
Hudbay Minerals, Inc., 9.5%, 10/01/2020		1,050,000	892,500
Kaiser Aluminum Corp., 5.875%, 5/15/2024 (n)		330,000	337,838
Kinross Gold Corp., 5.95%, 3/15/2024		640,000	603,200
Lundin Mining Corp., 7.5%, 11/01/2020 (n)		310,000	313,100
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		445,000	450,563
Southern Copper Corp., 5.25%, 11/08/2042		700,000	603,055
Southern Copper Corp., 5.875%, 4/23/2045		753,000	690,310
Steel Dynamics, Inc., 5.125%, 10/01/2021		435,000	444,788
Steel Dynamics, Inc., 5.25%, 4/15/2023		195,000	197,925
Steel Dynamics, Inc., 5.5%, 10/01/2024		435,000	442,069
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020		960,000	734,400
Suncoke Energy, Inc., 7.625%, 8/01/2019		130,000	124,475
TMS International Corp., 7.625%, 10/15/2021 (n)		850,000	595,000
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/2017	EUR	300,000	355,530

			$15,370,190
Midstream - 4.3%
AmeriGas Finance LLC, 6.75%, 5/20/2020		$1,550,000	$1,600,825
APT Pipelines Ltd., 5%, 3/23/2035 (n)		542,000	528,737
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		1,060,000	938,100
Crestwood Midstream Partners LP, 6%, 12/15/2020		625,000	592,188
Crestwood Midstream Partners LP, 6.125%, 3/01/2022		565,000	515,563
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		415,000	424,099
Energy Transfer Equity LP, 7.5%, 10/15/2020		1,920,000	1,934,400
Energy Transfer Partners LP, 3.6%, 2/01/2023		591,000	541,134
Energy Transfer Partners LP, 5.15%, 3/15/2045		541,000	460,224
Enterprise Products Operating LLC, 3.9%, 2/15/2024		287,000	298,692
Enterprise Products Operating LLC, 4.85%, 3/15/2044		148,000	149,370
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/2021		845,000	804,863

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Midstream - continued
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022		$1,180,000	$1,129,850
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032		2,394,000	2,578,970
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024		49,000	47,306
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		281,000	252,657
Kinder Morgan, Inc., 2.25%, 3/16/2027	EUR	275,000	276,649
MPLX LP, 5.5%, 2/15/2023 (n)		$810,000	807,929
MPLX LP, 4.5%, 7/15/2023 (n)		761,000	738,802
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	491,000	362,077
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021		$1,185,000	1,177,594
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023		1,285,000	1,259,300
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024		545,000	527,288
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025		1,209,000	1,178,775
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/2021		580,000	527,800
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/2022		495,000	400,950
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/2018		325,000	326,827
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019		775,000	751,750
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		260,000	249,600

			$21,382,319
Mortgage-Backed - 5.2%
Fannie Mae, 4%, 9/01/2040 - 7/01/2043		$668,249	$715,516
Fannie Mae, 5.5%, 1/01/2037 - 8/01/2037		1,812,693	2,049,302
Fannie Mae, 4%, 11/01/2041 - 5/01/2045		2,804,430	2,999,952
Fannie Mae, 3.5%, 3/01/2045		1,318,332	1,381,999
Fannie Mae, FRN, 0.68%, 5/25/2018		5,948,432	5,943,819
Freddie Mac, 4%, 4/01/2044		249,325	266,685
Freddie Mac, 3.5%, 9/01/2045		5,701,556	5,977,415
Ginnie Mae, 3.5%, 12/20/2045		6,348,213	6,714,377

			$26,049,065
Natural Gas - Distribution - 0.1%
Gas Natural SDG S.A., 1.375%, 1/21/2025	EUR	300,000	$349,505
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$377,000	380,770

			$730,275
Network & Telecom - 1.9%
British Telecom PLC, 5.75%, 12/07/2028	GBP	300,000	$555,492
Centurylink, Inc., 6.45%, 6/15/2021		$970,000	989,400
Centurylink, Inc., 7.65%, 3/15/2042		890,000	756,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Network & Telecom - continued
Columbus International, Inc., 7.375%, 3/30/2021 (n)		$200,000	$212,440
Frontier Communications Corp., 8.125%, 10/01/2018		245,000	263,988
Frontier Communications Corp., 6.25%, 9/15/2021		305,000	283,650
Frontier Communications Corp., 7.125%, 1/15/2023		515,000	455,775
Frontier Communications Corp., 11%, 9/15/2025 (n)		840,000	848,400
Frontier Communications Corp., 9%, 8/15/2031		530,000	455,138
OTE PLC, 3.5%, 7/09/2020	EUR	500,000	542,468
Telecom Italia Capital, 6%, 9/30/2034		$320,000	316,000
Telecom Italia Finance S.A., 7.75%, 1/24/2033	EUR	170,000	269,829
Telecom Italia S.p.A., 5.375%, 1/29/2019	EUR	400,000	515,914
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		$900,000	940,725
Verizon Communications, Inc., 6.4%, 9/15/2033		1,000,000	1,254,394
Verizon Communications, Inc., 6.55%, 9/15/2043		478,000	630,500

			$9,290,613
Oil Services - 0.4%
Bristow Group, Inc., 6.25%, 10/15/2022		$1,620,000	$1,328,400
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)		1,361,311	176,970
Pacific Drilling S.A., 5.375%, 6/01/2020 (n)		635,000	192,405
QGOG Constellation S.A., 6.25%, 11/09/2019 (n)		219,000	118,260
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/2019 (n)		605,000	390,225

			$2,206,260
Oils - 0.4%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)		$775,000	$760,469
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)		880,000	858,000
Valero Energy Corp., 4.9%, 3/15/2045		440,000	410,263

			$2,028,732
Other Banks & Diversified Financials - 2.3%
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/2024 (n)		$583,000	$577,287
Banco Popolare Societa Cooperativa, 3.5%, 3/14/2019	EUR	500,000	594,899
Bancolombia S.A., 5.95%, 6/03/2021		$1,094,000	1,175,175
Banque Federative du Credit Mutuel S.A., 3%, 5/21/2024	EUR	300,000	366,426
BBVA Banco Continental S.A., 5.25% to 9/22/2024, FRN to 9/22/2029 (n)		$104,000	106,080
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/2021 (n)		1,207,000	1,318,165
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		424,000	465,340
BBVA Continental, 5.75%, 1/18/2017 (n)		518,000	533,540
BPCE S.A., 4.5%, 3/15/2025 (n)		302,000	297,381
CaixaBank S.A., 5% to 9/04/2018, FRN to 11/14/2023	EUR	400,000	475,938
Discover Bank, 7%, 4/15/2020		$249,000	282,228
Discover Bank, 4.25%, 3/13/2026		312,000	321,929

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)		$2,583,000	$3,209,894
Industrial Senior Trust Co., 5.5%, 11/01/2022 (n)		220,000	213,400
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	250,000	401,788
Intesa Sanpaolo S.p.A., 5.71%, 1/15/2026 (n)		$430,000	417,871
UBS Group AG, 6.875%, 12/29/2049		720,000	694,908

			$11,452,249
Pharmaceuticals - 2.5%
Actavis Funding SCS, 3.8%, 3/15/2025		$313,000	$321,347
Actavis Funding SCS, 4.85%, 6/15/2044		318,000	326,109
Actavis, Inc., 1.875%, 10/01/2017		700,000	701,978
Bayer AG, 3.00% to 7/01/2020, FRN to 7/01/2075	EUR	360,000	421,699
Biogen, Inc., 5.2%, 9/15/2045		$400,000	455,794
Capsugel S.A., 7%, 5/15/2019 (n)(p)		240,000	241,800
Celgene Corp., 2.875%, 8/15/2020		600,000	621,408
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/2023 (n)		340,000	333,625
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/2022 (n)		1,440,000	1,490,400
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		618,000	652,208
Gilead Sciences, Inc., 2.35%, 2/01/2020		67,000	68,800
Gilead Sciences, Inc., 3.7%, 4/01/2024		545,000	588,195
Gilead Sciences, Inc., 4.75%, 3/01/2046		292,000	323,902
Johnson & Johnson, 2.05%, 3/01/2023		375,000	378,235
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)		690,000	651,188
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)		275,000	248,188
Mylan, Inc., 2.6%, 6/24/2018		1,000,000	1,007,192
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)		1,725,000	1,587,000
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)		780,000	688,350
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)		163,000	138,550
Vantage Point Imaging, 7.5%, 7/15/2021 (n)		525,000	480,375
VRX Escrow Corp., 5.875%, 5/15/2023 (n)		945,000	791,438

			$12,517,781
Precious Metals & Minerals - 0.3%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)		$1,540,000	$1,416,800

Printing & Publishing - 0.8%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$1,295,000	$1,320,900
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024		870,000	904,800
TEGNA, Inc., 5.125%, 7/15/2020		460,000	478,975
TEGNA, Inc., 4.875%, 9/15/2021 (n)		420,000	428,400
TEGNA, Inc., 6.375%, 10/15/2023		840,000	907,200

			$4,040,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Real Estate - Apartment - 0.2%
Grand City Properties S.A., FRN, 3.75%, 12/29/2049	EUR	200,000	$219,850
Vonovia Finance B.V., FRN, REIT, 4.625%, 4/08/2074	EUR	200,000	238,525
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	450,000	550,645

			$1,009,020
Real Estate - Healthcare - 0.5%
HCP, Inc., REIT, 3.4%, 2/01/2025		$400,000	$377,565
MPT Operating Partnership LP, REIT, 6.875%, 5/01/2021		760,000	787,550
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022		1,335,000	1,401,750

			$2,566,865
Real Estate - Other - 0.6%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021		$1,915,000	$2,010,750
Felcor Lodging LP, REIT, 5.625%, 3/01/2023		1,130,000	1,161,075

			$3,171,825
Real Estate - Retail - 0.4%
DDR Corp., REIT, 3.625%, 2/01/2025		$692,000	$679,541
Hammerson PLC, REIT, 2.75%, 9/26/2019	EUR	300,000	366,848
Simon Property Group, Inc., REIT, 10.35%, 4/01/2019		$900,000	1,105,553

			$2,151,942
Restaurants - 0.1%
McDonald’s Corp., 4.875%, 12/09/2045		$480,000	$542,427
YUM! Brands, Inc., 5.35%, 11/01/2043		50,000	40,125

			$582,552
Retailers - 2.2%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,175,000	$1,254,313
Dollar General Corp., 4.125%, 7/15/2017		831,000	857,011
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)		735,000	661,500
Family Tree Escrow LLC, 5.75%, 3/01/2023 (n)		1,350,000	1,441,530
Gap, Inc., 5.95%, 4/12/2021		1,000,000	1,066,450
Home Depot, Inc., 2.625%, 6/01/2022		585,000	605,446
Home Depot, Inc., 3%, 4/01/2026		475,000	496,735
Home Depot, Inc., 4.875%, 2/15/2044		378,000	446,269
L Brands, Inc., 6.875%, 11/01/2035		152,000	167,200
Marks & Spencer Group PLC, 4.75%, 6/12/2025	GBP	300,000	476,082
Neiman Marcus Group Ltd., 8%, 10/15/2021 (n)		$1,225,000	1,065,750
Rite Aid Corp., 9.25%, 3/15/2020		320,000	339,264
Rite Aid Corp., 6.75%, 6/15/2021		265,000	279,575
Rite Aid Corp., 6.125%, 4/01/2023 (n)		700,000	745,941
S.A.C.I. Falabella, 4.375%, 1/27/2025 (n)		389,000	404,333

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - continued
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		$310,000	$330,925
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)		156,000	156,200

			$10,794,524
Specialty Chemicals - 0.8%
Akzo Nobel N.V., 1.75%, 11/07/2024	EUR	250,000	$302,473
Chemtura Corp., 5.75%, 7/15/2021		$1,430,000	1,422,850
Ecolab, Inc., 2.625%, 7/08/2025	EUR	175,000	219,129
Mexichem S.A.B. de C.V., 5.875%, 9/17/2044 (n)		$540,000	489,375
Univar USA, Inc., 6.75%, 7/15/2023 (n)		1,475,000	1,467,625

			$3,901,452
Specialty Stores - 0.7%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)		$1,300,000	$1,329,250
Group 1 Automotive, Inc., 5%, 6/01/2022		1,150,000	1,138,500
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)		820,000	858,950
Rallye S.A., 4.25%, 3/11/2019	EUR	200,000	214,834

			$3,541,534
Supermarkets - 0.2%
Casino Guichard Perrachon S.A., 2.33%, 2/07/2025	EUR	300,000	$331,163
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	421,000	379,749
METRO AG, 1.5%, 3/19/2025	EUR	315,000	354,350
William Morrison Supermarkets PLC, 3.5%, 7/27/2026	GBP	150,000	201,483

			$1,266,745
Supranational - 0.3%
Black Sea Trade And Development Bank, 4.875%, 5/06/2021 (z)		$202,000	$204,525
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	270,000	206,801
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	405,000	340,097
International Finance Corp., 3.25%, 7/22/2019	AUD	585,000	456,185
West African Development Bank, 5.5%, 5/06/2021 (z)		$543,000	547,344

			$1,754,952
Telecommunications - Wireless - 4.3%
Altice S.A., 7.75%, 5/15/2022 (n)		$300,000	$299,250
America Movil S.A.B. de C.V., 4.75%, 6/28/2022	EUR	525,000	730,261
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	420,000	480,801
American Tower Corp., REIT, 3.5%, 1/31/2023		$743,000	761,039
American Tower Corp., REIT, 4%, 6/01/2025		514,000	537,864
Crown Castle International Corp., 5.25%, 1/15/2023		735,000	815,850
Crown Castle International Corp., 3.7%, 6/15/2026		232,000	235,565

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Digicel Group Ltd., 8.25%, 9/30/2020 (n)		$815,000	$743,688
Digicel Group Ltd., 6%, 4/15/2021 (n)		1,279,000	1,170,285
Digicel Group Ltd., 7.125%, 4/01/2022 (n)		756,000	615,195
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,138,000	1,026,334
Digicel Group Ltd., 6.75%, 3/01/2023		253,000	228,174
Millicom International Cellular S.A., 4.75%, 5/22/2020 (n)		446,000	434,850
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)		412,000	417,150
MTS International Funding Ltd., 5%, 5/30/2023 (n)		201,000	200,749
SBA Tower Trust, 2.898%, 10/15/2044 (n)		439,000	440,476
Sprint Capital Corp., 6.875%, 11/15/2028		1,210,000	898,425
Sprint Corp., 7.875%, 9/15/2023		1,985,000	1,548,300
Sprint Corp., 7.125%, 6/15/2024		1,230,000	922,500
Sprint Corp., 7%, 8/15/2020		160,000	132,800
Sprint Nextel Corp., 9%, 11/15/2018 (n)		470,000	497,025
Sprint Nextel Corp., 6%, 11/15/2022		1,050,000	772,286
T-Mobile USA, Inc., 6.125%, 1/15/2022		145,000	152,523
T-Mobile USA, Inc., 6.5%, 1/15/2024		405,000	431,325
T-Mobile USA, Inc., 6.464%, 4/28/2019		395,000	402,900
T-Mobile USA, Inc., 6.25%, 4/01/2021		1,675,000	1,746,188
T-Mobile USA, Inc., 6.633%, 4/28/2021		540,000	569,025
T-Mobile USA, Inc., 6%, 4/15/2024		759,000	794,104
T-Mobile USA, Inc., 6.5%, 1/15/2026		800,000	848,000
VimpelCom Ltd., 5.95%, 2/13/2023 (n)		255,000	253,215
Wind Acquisition Finance S.A., 4%, 7/15/2020 (n)	EUR	300,000	335,357
Wind Acquisition Finance S.A., 4.75%, 7/15/2020 (n)		$795,000	758,828
Wind Acquisition Finance S.A., 7.375%, 4/23/2021 (n)		1,635,000	1,455,150

			$21,655,482
Telephone Services - 0.8%
B Communications Ltd., 7.375%, 2/15/2021 (n)		$1,459,000	$1,579,368
Level 3 Financing, Inc., 5.375%, 1/15/2024 (n)		390,000	395,850
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,170,000	1,190,475
TDC A.S., 3.5% to 2/26/2021, FRN to 2/26/3015	EUR	400,000	436,152
TELUS Corp., 5.05%, 7/23/2020	CAD	425,000	379,191

			$3,981,036
Tobacco - 0.5%
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$742,000	$798,888
Philip Morris International, Inc., 4.875%, 11/15/2043		356,000	414,511
Reynolds American, Inc., 8.125%, 6/23/2019		257,000	306,554
Reynolds American, Inc., 3.25%, 6/12/2020		69,000	72,354
Reynolds American, Inc., 4%, 6/12/2022		228,000	247,937
Reynolds American, Inc., 4.45%, 6/12/2025		169,000	187,162

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Tobacco - continued
Reynolds American, Inc., 5.7%, 8/15/2035		$202,000	$241,121

			$2,268,527
Transportation - Services - 1.1%
Heathrow Funding Ltd., 4.625%, 10/31/2048	GBP	200,000	$344,573
Jack Cooper Holdings Corp., 10.25%, 6/01/2020 (n)		$995,000	626,850
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)		946,000	778,085
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)		1,270,000	511,175
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		168,000	101,220
SPL Logistics Escrow LLC, 8.875%, 8/01/2020 (n)		795,000	651,900
Stagecoach Group PLC, 4%, 9/29/2025	GBP	450,000	676,210
Stena AB, 7%, 2/01/2024 (n)		$1,415,000	1,202,750
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		585,000	450,450
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/2021		246,000	47,970

			$5,391,183
U.S. Government Agencies and Equivalents - 4.4%
Fannie Mae, 1.125%, 4/27/2017		$10,877,000	$10,925,751
Freddie Mac, 0.875%, 2/22/2017		10,902,000	10,924,818

			$21,850,569
U.S. Treasury Obligations - 3.3%
U.S. Treasury Bonds, 3.125%, 11/15/2041 (f)		$12,069,000	$13,312,204
U.S. Treasury Notes, 0.5%, 6/30/2016		3,000,000	3,001,134

			$16,313,338
Utilities - Electric Power - 3.0%
AES Gener S.A., 5%, 7/14/2025 (n)		$674,000	$685,142
Calpine Corp., 5.5%, 2/01/2024		920,000	929,200
CMS Energy Corp., 5.05%, 3/15/2022		500,000	564,106
Covanta Holding Corp., 7.25%, 12/01/2020		1,815,000	1,883,063
Covanta Holding Corp., 6.375%, 10/01/2022		320,000	329,600
Covanta Holding Corp., 5.875%, 3/01/2024		340,000	336,600
Dynegy, Inc., 7.375%, 11/01/2022		735,000	726,018
E.CL S.A., 4.5%, 1/29/2025 (n)		609,000	631,501
E.ON International Finance B.V., 6.375%, 6/07/2032	GBP	200,000	359,686
EDP Finance B.V., 5.25%, 1/14/2021 (n)		$200,000	210,644
EDP Finance B.V., 4.125%, 1/20/2021	EUR	350,000	447,249
Empresa de Energia de Bogota S.A., 6.125%, 11/10/2021 (n)		$303,000	315,878
Empresa Electrica Angamos S.A., 4.875%, 5/25/2029 (n)		245,000	231,872
Enel S.p.A., 8.75% to 9/24/2023, FRN to 9/24/2073 (n)		500,000	576,875
Enel S.p.A., 6.625% to 9/15/2021, FRN to 9/15/2076	GBP	230,000	352,028
Greenko Dutch B.V., 8%, 8/01/2019 (n)		$410,000	438,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Utilities - Electric Power - continued
NRG Energy, Inc., 8.25%, 9/01/2020		$1,860,000	$1,925,100
NRG Energy, Inc., 6.625%, 3/15/2023		1,530,000	1,503,225
PPL Capital Funding, Inc., 5%, 3/15/2044		270,000	299,008
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		183,000	202,723
Southern Electric Power Co. Ltd., 4.625%, 2/20/2037	GBP	200,000	335,631
TerraForm Power Operating Co., 5.875%, 2/01/2023 (n)		$744,000	649,140
Transelec S.A., 4.25%, 1/14/2025 (n)		535,000	541,226
Waterford 3 Funding Corp., 8.09%, 1/02/2017		654,102	654,106

			$15,128,321
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/2028 (n)		$387,000	$384,098
Total Bonds (Identified Cost, $597,575,933)			$582,232,786

Floating Rate Loans (g)(r) - 1.5%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020		$583,026	$581,932

Building - 0.1%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/2020		$694,298	$694,732

Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 3.5%, 4/30/2021		$552,088	$550,708

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/2020		$580,659	$580,296

Containers - 0.1%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/2021		$414,191	$414,398

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/2020		$362,332	$363,238

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/2020		$692,355	$693,999

Medical & Health Technology & Services - 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		$701,073	$702,826

Printing & Publishing - 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/2021		$524,275	$521,435

Retailers - 0.1%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/2021		$328,597	$329,008

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Transportation - Services - 0.2%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/2020	$1,387,163	$1,199,896

Utilities - Electric Power - 0.2%
Calpine Construction Finance Co. LP, Term Loan B1, 3%, 5/03/2020	$912,925	$895,047
Total Floating Rate Loans (Identified Cost, $7,658,024)		$7,527,515

Common Stocks - 0.7%
Automotive - 0.0%
Accuride Corp. (a)	20,680	$33,502

Special Products & Services - 0.7%
iShares iBoxx $ High Yield Corporate Bond ETF	40,200	$3,370,770
Total Common Stocks (Identified Cost, $3,606,204)		$3,404,272

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	2,629,096	$2,629,096
Total Investments (Identified Cost, $611,469,257)		$595,793,669

Other Assets, Less Liabilities - (19.0)%		(95,255,914)
Net Assets - 100.0%		$500,537,755

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $183,177,627, representing 36.6% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Capsugel S.A., 7.00%, 5/15/2019	$294,021	$—
Schaeffler Finance B.V., 6.875%, 8/15/2018	22,516	—
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019	9,531	—
Total	$326,068	$—

Portfolio of Investments (unaudited) – continued

(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ardagh Packaging Finance Holdings USA, 4.625%, 5/15/2023	4/29/16	$200,000	$200,000
Ardagh Packaging Finance Holdings USA, 7.25%, 5/15/2024	4/29/16	205,000	205,000
Atrium CDO Corp., FRN, 1.46%, 11/16/2022	2/03/16-2/04/16	2,227,402	2,220,764
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.038%, 12/28/2040	3/01/06	2,014,971	1,463,187
Black Sea Trade And Development Bank, 4.875%, 5/06/2021	4/28/16	200,525	204,525
Chesapeake Funding LLC, “A”, FRN, 0.888%, 5/07/2024	1/29/15	365,445	365,379
Crown European Holdings S.A., 3.375%, 5/15/2025	4/28/15	713,278	748,935
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.47%, 4/18/2026	1/29/16	1,640,824	1,724,623
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018	2/04/16	1,454,569	1,455,673
Falcon Franchise Loan LLC, FRN, 54.063%, 1/05/2025	1/29/03	3,135	8,372
First Union National Bank Commercial Mortgage Trust, FRN, 1.734%, 1/12/2043	12/11/03	777	833
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	134,471	137,250
Morgan Stanley Capital I, Inc., FRN, 1.403%, 4/28/2039	7/20/04	35,464	12,820
Republic of Argentina, 6.875%, 4/22/2021	4/19/16-4/20/16	1,519,438	1,533,670
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	509,473	444,852
Smurfit Kappa Acquisitions, 2.75%, 2/01/2025	2/11/15	592,988	598,146
West African Development Bank, 5.5%, 5/06/2021	4/28/16	537,174	547,344
Total Restricted Securities			$11,871,373
% of Net assets			2.4%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Derivative Contracts at 4/30/16

Forward Foreign Currency Exchange Contracts at 4/30/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	273,062	7/15/16	$212,602	$207,001	$5,601
BUY	CAD	JPMorgan Chase Bank N.A.	448,000	7/15/16	349,817	357,060	7,243
BUY	CAD	Merrill Lynch International	286,290	7/15/16	221,372	228,176	6,804
SELL	CHF	UBS AG	110,919	7/15/16	116,487	115,996	491
BUY	DKK	Goldman Sachs International	11,054	7/15/16	1,698	1,705	7
BUY	EUR	Brown Brothers Harriman	138,256	7/15/16	155,537	158,667	3,130
BUY	EUR	Citibank N.A.	205,783	7/15/16	232,974	236,163	3,189
BUY	EUR	Goldman Sachs International	100,068	7/15/16	114,199	114,841	642
BUY	KRW	Deutsche Bank AG	225,070,000	5/02/16-5/27/16	195,985	197,502	1,517

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	KRW	JPMorgan Chase Bank N.A.	112,535,000	5/02/16	$90,531	$98,767	$8,236
BUY	NZD	Merrill Lynch International	120,000	7/15/16	81,590	83,474	1,884
BUY	SEK	Brown Brothers Harriman	10,119,000	7/15/16	1,256,354	1,263,402	7,048
BUY	SEK	Goldman Sachs International	272	7/15/16	34	34	0
BUY	ZAR	Deutsche Bank AG	1,099,000	7/15/16	73,172	76,098	2,926

							$48,718

Liability Derivatives
SELL	AUD	Barclays Bank PLC	27,000	7/15/16	$20,416	$20,468	$(52)
SELL	AUD	Westpac Banking Corp.	1,224,733	7/15/16	928,152	928,437	(285)
SELL	CAD	Goldman Sachs International	3,723,284	7/15/16	2,888,719	2,967,493	(78,774)
SELL	CAD	Merrill Lynch International	189,000	7/15/16	144,379	150,635	(6,256)
SELL	EUR	Citibank N.A.	119,132	7/15/16	134,790	136,720	(1,930)
SELL	EUR	Deutsche Bank AG	25,345,964	6/15/16-7/15/16	28,720,488	29,077,862	(357,374)
SELL	EUR	Goldman Sachs International	620,561	7/15/16	702,403	712,175	(9,772)
SELL	EUR	Merrill Lynch International	80,000	7/15/16	91,594	91,811	(217)
SELL	GBP	BNP Paribas S.A.	4,867,867	7/15/16	6,924,224	7,114,278	(190,054)
SELL	GBP	Citibank N.A.	107,000	7/15/16	152,116	156,378	(4,262)
SELL	GBP	Goldman Sachs International	23,000	7/15/16	32,580	33,614	(1,034)
SELL	JPY	Deutsche Bank AG	45,507,282	7/15/16	416,983	428,579	(11,596)
SELL	JPY	Goldman Sachs International	17,346,823	7/15/16	159,942	163,369	(3,427)
SELL	KRW	Deutsche Bank AG	112,535,000	5/02/16	97,644	98,767	(1,123)
SELL	KRW	JPMorgan Chase Bank N.A.	112,535,000	5/02/16	98,378	98,767	(389)
SELL	MXN	Deutsche Bank AG	32,899,000	7/15/16	1,867,659	1,898,770	(31,111)
SELL	NOK	Barclays Bank PLC	439,000	7/15/16	52,939	54,504	(1,565)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	NOK	Goldman Sachs International	6,710	7/15/16	$815	$833	$(18)
SELL	NZD	Westpac Banking Corp.	73,000	7/15/16	50,165	50,780	(615)
SELL	SEK	Goldman Sachs International	157,000	7/15/16	19,339	19,602	(263)
BUY	SGD	Goldman Sachs International	102,000	7/15/16	75,858	75,734	(124)

							$(700,241)

Futures Contracts at 4/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	477	$62,039,813	June - 2016	$255,321
U.S. Treasury Bond 30 yr (Short)	USD	5	816,563	June - 2016	13,693

					$269,014

Liability Derivatives
Interest Rate Futures
Euro Bond 10 yr (Long)	EUR	5	$926,803	June - 2016	$(3,160)

At April 30, 2016, the fund had liquid securities with an aggregate value of $707,029 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $608,840,161)	$593,164,573
Underlying affiliated funds, at cost and value	2,629,096
Total investments, at value (identified cost, $611,469,257)	$595,793,669
Cash	55,494
Receivables for
Forward foreign currency exchange contracts	48,718
Investments sold	4,690,352
Interest	7,508,641
Other assets	2,290
Total assets	$608,099,164
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	203,807
Forward foreign currency exchange contracts	700,241
Daily variation margin on open futures contracts	57,740
Investments purchased	5,916,806
Payable to affiliates
Investment adviser	32,214
Transfer agent and dividend disbursing costs	4,333
Payable for independent Trustees’ compensation	131,746
Accrued interest expense	99,312
Deferred country tax expense payable	261,030
Accrued expenses and other liabilities	154,180
Total liabilities	$107,561,409
Net assets	$500,537,755
Net assets consist of
Paid-in capital	$539,415,910
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $68,087 deferred country tax)	(16,114,878)
Accumulated net realized gain (loss) on investments and foreign currency	(14,446,499)
Accumulated distributions in excess of net investment income	(8,316,778)
Net assets	$500,537,755
Shares of beneficial interest outstanding	75,389,710
Net asset value per share (net assets of $500,537,755 / 75,389,710 shares of beneficial interest outstanding)	$6.64

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$15,663,159
Dividends	76,874
Dividends from underlying affiliated funds	18,550
Total investment income	$15,758,583
Expenses
Management fee	$1,720,314
Transfer agent and dividend disbursing costs	64,780
Administrative services fee	42,783
Independent Trustees’ compensation	36,340
Stock exchange fee	37,294
Custodian fee	38,087
Interest expense	573,463
Shareholder communications	98,426
Audit and tax fees	38,557
Legal fees	9,242
Miscellaneous	24,090
Total expenses	$2,683,376
Fees paid indirectly	(12)
Net expenses	$2,683,364
Net investment income	$13,075,219
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $9,310 country tax)	$(6,282,163)
Futures contracts	(2,038,597)
Foreign currency	489,336
Net realized gain (loss) on investments and foreign currency	$(7,831,424)
Change in unrealized appreciation (depreciation)
Investments (net of $22,894 increase in deferred country tax)	$5,496,382
Futures contracts	523,457
Translation of assets and liabilities in foreign currencies	(1,258,095)
Net unrealized gain (loss) on investments and foreign currency translation	$4,761,744
Net realized and unrealized gain (loss) on investments and foreign currency	$(3,069,680)
Change in net assets from operations	$10,005,539

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/16 (unaudited)	Year ended 10/31/15
From operations
Net investment income	$13,075,219	$27,442,725
Net realized gain (loss) on investments and foreign currency	(7,831,424)	609,813
Net unrealized gain (loss) on investments and foreign currency translation	4,761,744	(33,486,820)
Change in net assets from operations	$10,005,539	$(5,434,282)
Distributions declared to shareholders
From net investment income	$(12,552,224)	$(35,102,035)
From net realized gain on investments	—	(6,309,761)
From tax return of capital	—	(2,422,869)
From other sources	(7,168,160)	—
Total distributions declared to shareholders	$(19,720,384)	$(43,834,665)
Change in net assets from fund share transactions	$(4,842,619)	$(6,089,460)
Total change in net assets	$(14,557,464)	$(55,358,407)
Net assets
At beginning of period	515,095,219	570,453,626
At end of period (including accumulated distributions in excess of net investment income of $8,316,778 and $1,671,613, respectively)	$500,537,755	$515,095,219

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 4/30/16 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$10,005,539
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(109,382,500)
Proceeds from disposition of investment securities	98,968,117
Proceeds from disposition of short-term investments, net	22,121,892
Realized gain/loss on investments	6,272,853
Unrealized appreciation/depreciation on investments	(5,519,276)
Unrealized appreciation/depreciation on foreign currency contracts	1,278,677
Net amortization/accretion of income	432,175
Decrease in interest and dividends receivable	303,955
Decrease in accrued expenses and other liabilities	(4,998)
Increase in payable for daily variation margin on open futures contracts	18,920
Decrease in other assets	39,315
Increase in interest payable	17,512
Net cash provided by operating activities	$24,552,181
Cash flows from financing activities:
Distributions paid in cash	(19,734,312)
Repurchase of shares of beneficial interest	(4,842,619)
Net cash used by financing activities	$(24,576,931)
Net decrease in cash	$(24,750)
Cash:
Beginning of period	$80,244
End of period	$55,494

Supplemental disclosure of cash flow information:

Cash paid during the six months ended April 30, 2016 for interest was $555,951.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/16 (unaudited)		Years ended 10/31
			2015	2014	2013	2012	2011

Net asset value, beginning of period	$6.76		$7.39	$7.50	$7.65	$7.20	$7.44
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.39	$0.44	$0.47	$0.50
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		(0.43)	0.04	(0.13)	0.49	(0.20)
Total from investment operations	$0.13		$(0.07)	$0.43	$0.31	$0.96	$0.30
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.46)	$(0.42)	$(0.46)	$(0.51)	$(0.54)
From net realized gain on investments	—		(0.08)	(0.13)	—	—	—
From tax return of capital	—		(0.03)	—	—	—	—
From other sources	(0.09)		—	—	—	—	—
Total distributions declared to shareholders	$(0.26)		$(0.57)	$(0.55)	$(0.46)	$(0.51)	$(0.54)
Net increase from repurchase of capital shares	$0.01		$0.01	$0.01	$0.00 (w)	$—	$—
Net asset value, end of period (x)	$6.64		$6.76	$7.39	$7.50	$7.65	$7.20
Market value, end of period	$5.91		$5.94	$6.37	$6.59	$7.31	$6.68
Total return at market value (%)	4.14	(n)	2.18	5.09	(3.73)	17.56	1.67
Total return at net asset value (%) (j)(r)(s)(x)	2.81	(n)	0.24	7.13	4.69	14.15	4.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	0.98	0.98	1.02	1.10	1.12
Expenses after expense reductions (f)	N/A		N/A	0.98	1.02	1.10	1.12
Net investment income	5.35	(a)	5.05	5.32	5.75	6.39	6.80
Portfolio turnover	15	(n)	47	46	65	48	49
Net assets at end of period (000 omitted)	$500,538		$515,095	$570,454	$586,296	$599,972	$564,446

Financial Highlights – continued

	Six months ended 4/30/16 (unaudited)		Years ended 10/31
			2015	2014	2013	2012	2011
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	0.86	(a)	0.82	0.83	0.86	0.91	0.91
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$6,005		$6,151	$6,705	$6,863	$7,000	$6,644

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Multimarket Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods

Notes to Financial Statements (unaudited) – continued

therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the

Notes to Financial Statements (unaudited) – continued

adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,404,272	$—	$—	$3,404,272
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	38,163,907	—	38,163,907
Non-U.S. Sovereign Debt	—	59,992,961	—	59,992,961
U.S. Corporate Bonds	—	322,443,065	—	322,443,065
Residential Mortgage-Backed Securities	—	26,049,067	—	26,049,067
Commercial Mortgage-Backed Securities	—	14,634,673	—	14,634,673
Asset-Backed Securities (including CDOs)	—	14,459,173	—	14,459,173
Foreign Bonds	—	106,381,129	108,811	106,489,940
Floating Rate Loans	—	7,527,515	—	7,527,515
Mutual Funds	2,629,096	—	—	2,629,096
Total Investments	$6,033,368	$589,651,490	$108,811	$595,793,669

Other Financial Instruments
Futures Contracts	$265,854	$—	$—	$265,854
Forward Foreign Currency Exchange Contracts	—	(651,523)	—	(651,523)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bonds
Balance as of 10/31/15	$270,914
Accrued discounts/premiums	9,165
Change in unrealized appreciation (depreciation)	(171,268)
Balance as of 4/30/16	$108,811

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2016 is $(171,268). At April 30, 2016, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$269,014	$(3,160)
Foreign Exchange	Forward Foreign Currency Exchange	48,718	(700,241)
Total		$317,732	$(703,401)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(2,038,597)	$—
Foreign Exchange	—	500,308
Total	$(2,038,597)	$500,308

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$523,457	$—
Foreign Exchange	—	(1,278,680)
Total	$523,457	$(1,278,680)

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Notes to Financial Statements (unaudited) – continued

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount

Notes to Financial Statements (unaudited) – continued

is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Notes to Financial Statements (unaudited) – continued

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted

Notes to Financial Statements (unaudited) – continued

for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

For the six months ended April 30, 2016, the amount of distributions estimated to be a tax return of capital was approximately $7,168,160. The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/15
Ordinary income (including any short-term capital gains)	$35,408,419
Long-term capital gains	6,003,377
Tax return of capital (b)	2,422,869
Total distributions	$43,834,665

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/16
Cost of investments	$615,331,897
Gross appreciation	15,950,294
Gross depreciation	(35,488,522)
Net unrealized appreciation (depreciation)	$(19,538,228)

As of 10/31/15
Capital loss carryforwards	(2,866,980)
Other temporary differences	(1,569,509)
Net unrealized appreciation (depreciation)	(24,726,821)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(2,866,980)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2016, these fees paid to MFSC amounted to $21,140.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.0175% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $3,533 and the Retirement Deferral plan resulted in an expense of $2,160. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2016. The liability for deferred

Notes to Financial Statements (unaudited) – continued

retirement benefits payable to certain independent Trustees under both plans amounted to $100,310 at April 30, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $25,012 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2016, the fee paid by the fund under this agreement was $536 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended April 30, 2016, the fund engaged in purchase transactions pursuant to this policy, which amounted to $54,060.

(4) Portfolio Securities

For the six months ended April 30, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$14,728,215	$16,037,085
Investments (non-U.S. Government securities)	$76,903,227	$72,784,798

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased and retired 855,008 shares of beneficial interest during the six months ended April 30, 2016 at an average price per share of $5.66 and a weighted average discount of 12.34% per share. The fund repurchased and retired 986,144 shares of beneficial interest during the year ended October 31, 2015 at an average price per share of $6.18 and a weighted average discount of 11.85% per share. Transactions in fund shares were as follows:

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Capital shares reacquired	(855,008)	$(4,842,619)	(986,144)	$(6,089,460)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At April 30, 2016, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 19, 2016. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of the daily one month LIBOR or the Overnight Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $572,780 during the period. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund did not incur a commitment fee during the period. For the six months ended April 30, 2016, the average loan balance was $100,000,000 at a weighted average annual interest rate of 1.13%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,750,988	42,425,365	(64,547,257)	2,629,096

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$18,550	$2,629,096

Notes to Financial Statements (unaudited) – continued

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $750,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Multimarket Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the Fund), including the portfolio of investments, as of April 30, 2016, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended April 30, 2016. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2015 and the financial highlights for each of the five years in the period ended October 31, 2015, and in our report dated December 15, 2015, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 16, 2016

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2015 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MMT

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Multimarket Income Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/15-11/30/15	0	N/A	0	6,850,522
12/01/15-12/31/15	544,000	5.57	544,000	6,306,522
1/01/16-1/31/16	0	N/A	0	6,306,522
2/01/16-2/28/16	0	N/A	0	6,306,522
3/01/16-3/31/16	311,008	5.83	311,008	7,259,063
4/01/16-4/30/16	0	N/A	0	7,259,063
Total	855,008	5.66	855,008

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2016 plan year is 7,570,071.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2016

*	Print name and title of each signing officer under his or her signature.